Share-Based Compensation - Range of Exercise Prices, Options Outstanding, and Contractual Life (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding (in millions)	500,000	1,600,000	6,300,000
$10.02
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 10.04
Number Outstanding (in millions)	500,000
Weighted average remaining contractual life (in years)	3 years 10 months 20 days